Common and Preferred Stock, Additional Paid-In Capital and Dividends, Warrant Inducement Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	May 21, 2026
Warrant Inducement Agreement [Abstract]
Deemed dividend on warrant inducement		$ 26	$ 0
Common Stock [Member]
Warrant Inducement Agreement [Abstract]
Shares issued (in shares)	293,994
Class C Warrants [Member]
Warrant Inducement Agreement [Abstract]
Percentage of investors holding warrants included in Warrant Inducement Agreement	100.00%
Exercise price (in dollars per share)	$ 16.25			$ 23.75
Gross proceeds from exercise of warrants	$ 5,132
Fees and commissions for exercise of warrants	365
Deemed dividend on warrant inducement	$ 26
Class D Warrants [Member]
Warrant Inducement Agreement [Abstract]
Exercise price (in dollars per share)	$ 16.25
Number of shares called by warrants (in shares)	631,575